RELATED PARTY TRANSACTIONS - Schedule of related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 573,396	$ 81,995	¥ 318,526
Amounts due to related parties	2,934,257	419,593	1,893,811
Kingsoft Group | Trade related
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 104,495	$ 14,944	¥ 18,117
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember
Amounts due to related parties	¥ 27,027	$ 3,865	¥ 1,258
Other Liability, Related Party [Extensible Enumeration]	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember
Kingsoft Group | Non-trade related
RELATED PARTY TRANSACTIONS
Amounts due to related parties	¥ 32,224	$ 4,607	¥ 1,032,459
Other Liability, Related Party [Extensible Enumeration]	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember
Xiaomi Group | Trade related
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 455,834	$ 65,183	¥ 285,656
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember
Amounts due to related parties	¥ 2,309,833	$ 330,302	¥ 26,676
Other Liability, Related Party [Extensible Enumeration]	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember
Xiaomi Group | Trade related | Public cloud services
RELATED PARTY TRANSACTIONS
Amounts due to related parties	¥ 2,261,090	$ 323,332
Other Liability, Related Party [Extensible Enumeration]	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember
Xiaomi Group | Non-trade related
RELATED PARTY TRANSACTIONS
Amounts due to related parties	¥ 559,793	$ 80,050	¥ 819,134
Other Liability, Related Party [Extensible Enumeration]	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember
Other related parties | Trade related
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 13,067	$ 1,868	¥ 14,753
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	kc:RelatedPartiesOthersMember	kc:RelatedPartiesOthersMember	kc:RelatedPartiesOthersMember
Amounts due to related parties	¥ 5,380	$ 769	¥ 14,284
Other Liability, Related Party [Extensible Enumeration]	kc:RelatedPartiesOthersMember	kc:RelatedPartiesOthersMember	kc:RelatedPartiesOthersMember